PROPERTY AND EQUIPMENT, NET (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Depreciation expense	€ 1,194	€ 1,521	€ 1,695
Property and equipment, gross	12,661	11,572
Accumulated amortization	8,916	8,594
Depreciation expense related to financing lease right-of-use assets	303	275	401
Assets leased to customers
Property and equipment
Depreciation expense	37	40	€ 240
Property and equipment, gross	753	423
Accumulated amortization	€ 264	€ 108